Summary of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021
Percentage of liability refund adjustment from settlement with taxing authority	50.00%
Impairment of long lived assets	$ 0
Lessee, Operating lease, Term of contract			3 years
Revenue, Information used to assess variable consideration constraint	At the inception of each arrangement that includes milestone payments (variable consideration), the Company evaluates whether the milestones are considered probable of being reached and estimates the amount tobe included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price.
Revenue, Information used to allocate transaction price	The transaction price is then allocated to each performance obligation on a relative stand-alone selling price basis
Collaboration revenue	$ 0	$ 42,000
Number of operating segment | segment	1
Common stock, shares issued | shares	40,689,975	1,445,065
Common stock price per share | $ / shares	$ 0.0001	$ 0.0001
Trading days required for entitlement of common stock	30 days
Consecutive Trading Days Required For Entitlement Of Common Stock	20 days
Participating Securities | shares	0
Undistributed Earnings (Loss) Allocated to Participating Securities, Basic	$ 0	$ 14,045
Royalty [Member]
Collaboration revenue	$ 0
Maximum [Member]
Property, plant and equipment, Useful life	5 years
Minimum [Member]
Property, plant and equipment, Useful life	3 years
Lessee, Operating lease, Term of contract	1 year
Earn-Out Shares
Common stock, shares issued | shares	5,000,000
Common stock price per share | $ / shares	$ 20.00
Trading days required for entitlement of common stock	20 days
Consecutive Trading Days Required For Entitlement Of Common Stock	30 years